INVENTORIES (Details) In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY
INVENTORIES [Abstract]
Media products	$ 321,825	1,996,795	1,592,989
General merchandise	31,275	194,047	157,740
Packing materials and others	1,664	10,328	10,175
Inventories, total	$ 354,764	2,201,170	1,760,904